CORPORATE ORGANIZATION, NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage	48.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage	22.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration risk percentage	21.00%
Accounts Receivable [Member] | Single Customer [Member]
Concentration risk percentage			94.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration risk percentage			94.00%	0.00%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration risk percentage			0.00%	71.00%
Accounts Receivable [Member] | Customer 3 [Member]
Concentration risk percentage			0.00%	25.00%
Revenues [Member] | Customer A [Member]
Concentration risk percentage	53.00%	30.00%	28.00%	0.00%
Revenues [Member] | Customer B [Member]
Concentration risk percentage	11.00%		12.00%	14.00%
Revenues [Member] | Customer C [Member]
Concentration risk percentage	11.00%		0.00%	26.00%
Revenues [Member] | Customer D [Member]
Concentration risk percentage		20.00%	0.00%	30.00%
Revenues [Member] | Customer E [Member]
Concentration risk percentage		15.00%
Revenues [Member] | Customer F [Member]
Concentration risk percentage		10.00%